Note 18 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exploration and marketing services	$ 393	$ 372
Travel and expenses	39	30
Administration for Mexican subsidiaries	55	54
Field exploration services	180	165
Share-based payments (Note 11)	443	456
Expenses incurred for related parties	$ 1,110	$ 1,077